Share Capital and Treasury Shares - Schedule of Treasury Shares (Details) - Treasury shares [Member] - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Schedule of Treasury Shares [Line Items]
Beginning balance		R (23,816)
Treasury shares purchased		(3,461)	R (23,816)
Treasury shares cancelled		27,277
Ending balance			R (23,816)